Segment Reporting (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and property by geographic areas
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Net Property & Satellites	7,438				6,679				7,438	6,679	6,476
United States
Revenue and property by geographic areas
Revenues									22,310	20,684	18,844
Net Property & Satellites	5,267				4,987				5,267	4,987	5,247
Latin America and the Caribbean
Revenue and property by geographic areas
Revenues									4,916	3,418	2,721
Net Property & Satellites	2,171				1,692				2,171	1,692	1,229
Brazil
Revenue and property by geographic areas
Revenues									3,020	2,013	1,416
Net Property & Satellites	1,423				1,060				1,423	1,060	742
Other
Revenue and property by geographic areas
Revenues									1,896	1,405	1,305
Net Property & Satellites	$ 748				$ 632				$ 748	$ 632	$ 487